Net income per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares	Sep. 30, 2014 CNY (¥) ¥ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares	Sep. 30, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company's shareholders	$ 2,946	¥ 18,723	¥ 27,249	$ 5,077	¥ 32,274	¥ 56,985
Net income for basic and diluted net income per share	$ 2,946	¥ 18,723	¥ 25,611	$ 5,077	¥ 32,274	¥ 52,739
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	73,003,248	73,003,248	73,003,248	73,003,248	73,003,248	73,003,248
Net income per share attributable to ordinary shares:
Basic | (per share)	$ 0.04	¥ 0.25	¥ 0.35	$ 0.07	¥ 0.44	¥ 0.72
Diluted | (per share)	$ 0.04	¥ 0.25	¥ 0.35	$ 0.07	¥ 0.44	¥ 0.72
Convertible Notes
Net income per share
Interest rate	7.00%	7.00%		7.00%	7.00%
Numerator:
Earnings allocated to participating convertible notes | ¥			¥ (1,638)			¥ (4,246)
Net income per share attributable to ordinary shares:
Anti-dilutive ordinary shares	40,521,495	40,521,495	40,521,495	40,521,495	40,521,495	40,521,495